Segment, Product and Geographic Information - Revenues from significant customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment, Product and Geographic Information
Revenues	$ 906,802	$ 945,428	$ 1,201,339
Driver IC Segment
Segment, Product and Geographic Information
Revenues	281,421	337,300	460,025
Driver IC Segment | Customer A and Its affiliates
Segment, Product and Geographic Information
Revenues	207,725	234,581	347,794
Driver IC Segment | Customer C
Segment, Product and Geographic Information
Revenues	73,696	102,719	112,231
Non-driver Products Segment
Segment, Product and Geographic Information
Revenues	33,144	37,890	41,565
Non-driver Products Segment | Customer A and Its affiliates
Segment, Product and Geographic Information
Revenues	31,276	36,770	40,400
Non-driver Products Segment | Customer C
Segment, Product and Geographic Information
Revenues	$ 1,868	$ 1,120	$ 1,165